LEASES (Schedule of Supplemental Cash Flow Information) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 25,225
New right-of-use assets obtained in exchange for operating lease obligations	$ 9,243